OTHER INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchases and sales of business interests		$ 60	$ (52)	$ 94
Licensing and royalty income		185	175	152
Equity method income		373	188	39
Realized and unrealized gain (loss)		(113)	1,632	(2,081)
Unrealized gain (loss)		(40)	1,660	(1,671)
Other net interest and investment income (loss)(b)		474	585	579
Other items		185	462	264
Total other income (loss)		1,172	$ 2,696	(948)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Total other income (loss)
Interest income		162	$ 167	146
Disposed of by sale, not discontinued operations | Boiler manufacturing business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain (loss) on sale	$ (170)		(170)
Other (income) loss
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method income		220	(123)	0
Baker Hughes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Realized and unrealized gain (loss)		912	938	(2,037)
AerCap
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unrealized gain (loss)		$ (865)	$ 711	$ 0